Common Stock Warrants - Summary Of The Company's Outstanding Common Stock Warrants (Detail) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 1.07
Southern Airways Corporation | Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 27.25	$ 27.25
Shares price of warrant	9,918	9,918
Southern Airways Corporation | Common Stock Warrants | Warrant Tranche A
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 12.18
Shares price of warrant	2,052
Southern Airways Corporation | Common Stock Warrants | Warrant Tranche B
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 14.01
Shares price of warrant	713
Southern Airways Corporation | Common Stock Warrants | Warrant Tranche C
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 18.87
Shares price of warrant	795
Southern Airways Corporation | Common Stock Warrants | Warrant Tranche D
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 18.98
Shares price of warrant	4,742
Southern Airways Corporation | Common Stock Warrants | Warrant Tranche E
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 41.24
Shares price of warrant	606
Southern Airways Corporation | Common Stock Warrants | Warrant Tranche F
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 47.32
Shares price of warrant	634
Southern Airways Corporation | Common Stock Warrants | Warrant Tranche G
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 50
Shares price of warrant	376